FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
FINANCIAL INSTRUMENTS
Schedule of assets and liabilities measured at fair value

	Level 1	Level 3	Total
	U.S. dollars in thousands
June 30, 2018:
Assets -
Financial assets at fair value through profit or loss	14,113	—	14,113
Liabilities -
Derivative financial instruments	—	2,065	2,065
December 31, 2017:
Assets -
Financial assets at fair value through profit or loss	16,587	—	16,587
Liabilities -
Derivative financial instruments	—	448	448

Schedule of change in derivative liabilities measured at Level 3

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
	U.S. dollars in thousands
Balance at beginning of the period	398	4,873	448	6,155
Exercise of derivative into shares	—	—	—	(20)
Fair value adjustments recognized in profit or loss	1,667	(2,251)	1,617	(3,513)
Balance at end of the period	2,065	2,622	2,065	2,622